Segment information	12 Months Ended
Dec. 31, 2016
Segment information
5 Segment information
The Group is a global financial services company domiciled in Switzerland and serves its clients through three regionally focused divisions: Swiss Universal Bank, International Wealth Management and Asia Pacific. These regional businesses are supported by two other divisions specialized in investment banking capabilities: Global Markets and Investment Banking & Capital Markets. The Strategic Resolution Unit consolidates the remaining portfolios from the former non-strategic units plus additional businesses and positions that do not fit with the strategic direction.
The segment information reflects the Group’s six reportable segments, which are managed and reported on a pre-tax basis, as follows:
– The Swiss Universal Bank division offers comprehensive advice and a wide range of financial solutions to private, corporate and institutional clients primarily domiciled in the Group’s home market Switzerland. The private banking business serves >>>ultra-high-net-worth individuals (UHNWI), >>>high-net-worth individuals, >>>affluent and retail clients. The corporate and institutional banking business serves large corporate clients, small and medium-sized enterprises, institutional clients and financial institutions.
– The International Wealth Management division offers comprehensive advisory services and tailored investment and financing solutions to wealthy private clients and external asset managers in Europe, the Middle East, Africa and Latin America. The asset management business offers investment solutions and services globally to a broad range of clients, including pension funds, governments, foundations and endowments, corporations and individuals.
– The Asia Pacific division offers integrated private banking and investment banking financial solutions to wealthy individuals, institutional investors and corporate clients in the Asia Pacific region, empowered with the tools of the Group’s global resources. The division offers institutional investors access to broader financial markets and differentiated product offerings.
– The Global Markets division offers a broad range of financial products and services to client-driven businesses and also supports the Group’s global wealth management businesses and their clients. The suite of equities, solutions and credit products and services includes global securities sales, trading and execution, prime brokerage and comprehensive investment research. Clients include financial institutions, corporations, governments, institutional investors, such as pension funds and hedge funds, and private individuals around the world.
– The Investment Banking & Capital Markets division offers a broad range of investment banking services to corporations, financial institutions, financial sponsors and UHNWI and sovereign clients. The range of products and services includes advisory services related to mergers and acquisitions, divestitures, takeover defense mandates, business restructurings and spin-offs. The division also engages in debt and equity underwriting of public securities offerings and private placements.
– The Strategic Resolution Unit was created to facilitate the immediate right-sizing of the business divisions from a capital perspective and includes remaining portfolios from the former non-strategic units plus transfers of additional exposures from the business divisions. The Strategic Resolution Unit also includes noncontrolling interest-related revenues and expenses resulting from the consolidation of certain private equity funds and other entities in which the Group does not have a significant economic interest (SEI) in such revenues and expenses. The consolidation of these entities does not affect net income attributable to shareholders as the amounts recorded in net revenues and total operating expenses are offset by corresponding amounts reported as noncontrolling interests.
Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, the Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses. For the operations discontinued in prior years, the revenues, expenses and gains from disposals were included in the results of the segments. The reclassification of these revenues and expenses from the segment results to discontinued operations for Group reporting was effected through the Corporate Center.
Revenue sharing and cost allocation
Responsibility for each product is allocated to a specific segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis. The aim of revenue-sharing and service level agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, human resources, legal, compliance, risk management and IT are provided by corporate functions, and the related costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.
Funding
The Group centrally manages its funding activities. New securities for funding and capital purposes are issued primarily by Credit Suisse AG, the direct bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.
Transfer pricing, using market rates, is used to record net revenues and expenses in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate funding costs to its businesses in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet usages and off-balance sheet contingencies. The funds transfer pricing framework ensures the full funding costs allocation under normal business conditions, but it is of even greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this framework, the Group’s businesses are also credited to the extent they provide long-term stable funding.
Net revenues and income/(loss) from continuing operations before taxes
in	2016	2015	2014
Net revenues (CHF million)
Swiss Universal Bank	5,759	5,721	5,912
International Wealth Management	4,698	4,552	4,942
Asia Pacific	3,597	3,839	3,335
Global Markets	5,497	6,826	7,426
Investment Banking & Capital Markets	1,972	1,787	2,109
Strategic Resolution Unit	(1,271)	511	1,838
Corporate Center	71	561	680
Net revenues	20,323	23,797	26,242
Income/(loss) from continuing operations before taxes (CHF million)
Swiss Universal Bank	2,025	1,675	2,024
International Wealth Management	1,121	723	1,260
Asia Pacific	725	377	900
Global Markets	48	(1,931)	2,014
Investment Banking & Capital Markets	261	(314)	511
Strategic Resolution Unit	(5,759)	(2,652)	(3,107)
Corporate Center	(687)	(300)	25
Income/(loss) from continuing operations before taxes	(2,266)	(2,422)	3,627
Total assets
end of	2016	2015
Total assets (CHF million)
Swiss Universal Bank	228,363	220,359
International Wealth Management	91,083	96,085
Asia Pacific	97,221	85,929
Global Markets	239,700	234,276
Investment Banking & Capital Markets	20,784	18,712
Strategic Resolution Unit	80,297	100,823
Corporate Center	62,413	64,621
Total assets	819,861	820,805
Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2016	2015	2014
Net revenues (CHF million)
Switzerland	8,426	8,548	8,247
EMEA	2,064	3,846	4,358
Americas	7,217	8,470	11,097
Asia Pacific	2,616	2,933	2,540
Net revenues	20,323	23,797	26,242
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	2,111	1,746	401
EMEA	(2,460)	(1,464)	(562)
Americas	(1,573)	(2,877)	3,739
Asia Pacific	(344)	173	49
Income/(loss) from continuing operations before taxes	(2,266)	(2,422)	3,627
The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location
end of	2016	2015
Total assets (CHF million)
Switzerland	248,496	221,372
EMEA	156,494	162,232
Americas	333,185	355,542
Asia Pacific	81,686	81,659
Total assets	819,861	820,805
The designation of total assets by region is based upon customer domicile.

Bank
Segment information
5 Segment information
For the purposes of the presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank. These affiliate entities include certain bank and trust affiliates, primarily managed by Swiss Universal Bank. Income from continuing operations before taxes of these non-consolidated affiliate entities included in the segment presentation for the years ended December 31, 2016, 2015 and 2014 was CHF 239 million, CHF 279 million and CHF 264 million, respectively. For the same periods, net revenues of these non-consolidated affiliate entities included in the segment presentation were CHF 605 million, CHF 644 million and CHF 656 million, respectively, and total assets of these non-consolidated affiliate entities included in the segment presentation as of December 31, 2016 and 2015, were CHF 27.1 billion and CHF 27.6 billion, respectively.
> Refer to “Note 5 – Segment information” in V – Consolidated financial statements – Credit Suisse Group for further information.
Net revenues and income/(loss) from continuing operations before taxes
in	2016	2015	2014
Net revenues (CHF million)
Swiss Universal Bank	5,759	5,721	5,912
International Wealth Management	4,698	4,552	4,942
Asia Pacific	3,597	3,839	3,335
Global Markets	5,497	6,826	7,426
Investment Banking & Capital Markets	1,972	1,787	2,109
Strategic Resolution Unit	(1,271)	511	1,838
Adjustments [1]	(450)	(25)	27
Net revenues	19,802	23,211	25,589
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,025	1,675	2,024
International Wealth Management	1,121	723	1,260
Asia Pacific	725	377	900
Global Markets	48	(1,931)	2,014
Investment Banking & Capital Markets	261	(314)	511
Strategic Resolution Unit	(5,759)	(2,652)	(3,107)
Adjustments [1]	(1,189)	(816)	(641)
Income/(loss) from continuing operations before taxes	(2,768)	(2,938)	2,961
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Total assets
end of	2016	2015
Total assets (CHF million)
Swiss Universal Bank	228,363	220,359
International Wealth Management	91,083	96,085
Asia Pacific	97,221	85,929
Global Markets	239,700	234,276
Investment Banking & Capital Markets	20,784	18,712
Strategic Resolution Unit	80,297	100,823
Adjustments [1]	44,874	47,747
Total assets	802,322	803,931
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2016	2015	2014
Net revenues (CHF million)
Switzerland	7,894	7,967	7,585
EMEA	2,036	3,819	4,301
Americas	7,267	8,514	11,173
Asia Pacific	2,605	2,911	2,530
Net revenues	19,802	23,211	25,589
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	1,677	1,315	(179)
EMEA	(2,487)	(1,493)	(621)
Americas	(1,602)	(2,909)	3,723
Asia Pacific	(356)	149	38
Income/(loss) from continuing operations before taxes	(2,768)	(2,938)	2,961
The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.

Total assets by geographic location
end of	2016	2015
Total assets (CHF million)
Switzerland	231,042	204,715
EMEA	156,484	162,093
Americas	333,115	355,481
Asia Pacific	81,681	81,642
Total assets	802,322	803,931
The designation of total assets by region is based upon customer domicile.